FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2025
Nonoperating Income (Expense) [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 15:-    FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2025	2024	2023

Bank charges	$(946)	$(698)	$(628)
Income (expenses) related to hedging activity	(43,075)	6,490	(6,998)
Amortization of issuance costs	(3,831)	(3,166)	(4,194)
Exchange rate gain (loss)	(7,154)	4,704	(1,499)
Net gain (loss) from equity securities	1,090	2,536	30,608

Total income (expenses)	(53,916)	9,866	17,289

Interest income	48,901	41,954	45,185

Total financial income (expenses), net	$(5,015)	$51,820	$62,474